Other Payables and Accrued Expenses	12 Months Ended
Jun. 30, 2019
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
13.	OTHER PAYABLES AND ACCRUED EXPENSES

Components of other payables and accrued expenses are as follows:

	As of June 30,
	2018	2019	2019
	RMB	RMB	US$

Payroll payable	3,229	6,149	896
Value-added tax	1,900	1,058	154
Employee's individual income tax	479	725	106
Other miscellaneous taxes	143	30	4
Others	378	695	101
Other payables and accrued expenses	6,129	8,657	1,261